Description of the Plan (Details) - EBP 007	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan
Total employer contributions	$ 22,236,415
As Defined by the Plan
EBP, Description of Plan
Total employer contributions	$ 12,857,573
As Defined by the Plan | Donaldson Company, Inc. Common Stock Fund
EBP, Description of Plan
Investment allocation (percent)	50.00%
As Defined by the Plan | Participant-directed brokerage accounts
EBP, Description of Plan
Investment allocation (percent)	50.00%
As Defined by the Plan | First 3% of Compensation
EBP, Description of Plan
Matching percentage (percent)	100.00%
Participant contribution matched (percent)	3.00%
As Defined by the Plan | Next 2% of Compensation
EBP, Description of Plan
Matching percentage (percent)	50.00%
Participant contribution matched (percent)	2.00%
Additional Annual Retirement Contribution
EBP, Description of Plan
Matching percentage (percent)	3.00%
Service period (years)	3 years
Total employer contributions	$ 9,378,842
Additional Annual Retirement Contribution | Participant-directed brokerage accounts
EBP, Description of Plan
Investment allocation (percent)	100.00%